OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2020
Deferred Costs, Noncurrent [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES

at December 31	2020	2019
(millions of Canadian $)

Employee post-retirement benefits (Note 24)	503	540
Operating lease obligations (Note 8)	427	476
Long-term contract liabilities (Note 5)	203	226
Fair value of derivative contracts (Note 25)	59	81
Asset retirement obligations	54	62
Guarantees	30	32
Other	199	197
	1,475	1,614